Inst | Fidelity International Discovery Fund
Fund Summary Fund/Class: Fidelity® International Discovery Fund/Fidelity Advisor® International Discovery Fund Institutional
Investment Objective
The fund seeks long-term growth of capital.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees	Inst Fidelity International Discovery Fund Institutional Class
Redemption fee on shares held less than 30 days (as a % of amount redeemed)	1.00%

Annual operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Operating Expenses		Inst Fidelity International Discovery Fund Institutional Class
Management fee (fluctuates based on the fund's performance relative to a securities market index)	[1]	0.70%
Distribution and/or Service (12b-1) fees		none
Other expenses		0.21%
Total annual operating expenses		0.91%
[1]	Based on historical expenses, adjusted to reflect current fees.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Expense Example (USD $)	Inst Fidelity International Discovery Fund Institutional Class
1 year	93
3 years	290
5 years	504
10 years	1,120

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 57% of the average value of its portfolio.
Principal Investment Strategies
  Normally investing primarily in non-U.S. securities.
  Normally investing primarily in common stocks.
  Allocating investments across different countries and regions.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.

Principal Investment Risks
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.
An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.
Performance
The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Index Information section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.advisor.fidelity.com for updated return information.
Year-by-Year Returns Calendar Years

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	22.29%	June 30, 2009
Lowest Quarter Return	-21.15%	September 30, 2008
Year-to-Date Return	-4.33%	September30, 2014

Average Annual Returns
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.

For the periods ended
December 31, 2013
Average Annual Total Returns Inst Fidelity International Discovery Fund	Past 1 year	Past 5 years	Life of class		Inception Date
Institutional Class Return Before Taxes	24.91%	13.30%	7.28%	[1]	Jan. 06, 2005
Institutional Class Return After Taxes on Distributions	24.23%	13.00%	6.84%	[1]	Jan. 06, 2005
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares	14.47%	10.76%	5.99%	[1]	Jan. 06, 2005
MSCI EAFE Index (reflects no deduction for fees or expenses)	22.92%	12.58%	5.99%	[1]	Jan. 06, 2005
[1]	From January 6, 2005.